CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital	Treasury shares	Share premium	Legal reserves [1]	Fair value reserve [1]	Hedges of net investments in foreign operations [1]	Hedging reserve [1]	Cost of hedging reserve [1]	Foreign currency translation reserve [1]	Remeasurement of defined benefit plan	Retained earnings	Reserve of disposal group held for sale	Total	Non-controlling interests	Total
Beginning balance at Dec. 31, 2022	₺ 61,106,064	₺ (1,343,214)	₺ 14,520	₺ 46,082,546	₺ (442,406)	₺ (8,266,267)	₺ 4,963,438	₺ (13,790,083)	₺ (24,005,216)	₺ (3,873,410)	₺ 146,245,136		₺ 206,691,108	₺ 12,135	₺ 206,703,243
Profit/ (loss) for the year											23,724,634		23,724,634	(41,103)	23,683,531
Other comprehensive income, net of income tax					272,298	(2,194,486)	3,021,235	(217,951)	4,477,276	4,574			5,362,946		5,362,946
Total comprehensive income					272,298	(2,194,486)	3,021,235	(217,951)	4,477,276	4,574	23,724,634		29,087,580	(41,103)	29,046,477
Transfers to legal reserves				635,253							(635,253)
Dividend paid		38,196									(4,696,138)		(4,657,942)		(4,657,942)
Acquisition of treasury shares		(95,917)											(95,917)		(95,917)
Acquisition of subsidiary														4,487	4,487
Discontinued operations									(11,603,778)			₺ 11,603,778
Ending balance at Dec. 31, 2023	61,106,064	(1,400,935)	14,520	46,717,799	(170,108)	(10,460,753)	7,984,673	(14,008,034)	(31,131,718)	(3,868,836)	164,638,379	11,603,778	231,024,829	(24,481)	231,000,348
Profit/ (loss) for the year											30,790,359		30,790,359	(11,208)	30,779,151
Other comprehensive income, net of income tax					99,082	1,602,168	(513,302)	1,483,598	2,056,797	(173,777)		(11,603,778)	(7,049,212)		(7,049,212)
Total comprehensive income					99,082	1,602,168	(513,302)	1,483,598	2,056,797	(173,777)	30,790,359	₺ (11,603,778)	23,741,147	(11,208)	23,729,939
Transfers to legal reserves				1,104,742							(1,104,742)
Dividend paid		91,807		(1,872,056)							(7,794,028)		(9,574,277)		(9,574,277)
Acquisition of treasury shares		(429,322)											(429,322)		(429,322)
Acquisition of subsidiary			40,372										40,372		40,372
Transactions with non controlling interests											(77,903)		(77,903)	28,164	(49,739)
Other														₺ 7,525	7,525
Ending balance at Dec. 31, 2024	61,106,064	(1,738,450)	54,892	45,950,485	(71,026)	(8,858,585)	7,471,371	(12,524,436)	(29,074,921)	(4,042,613)	186,452,065		244,724,846		244,724,846
Profit/ (loss) for the year											17,604,007		17,604,007		17,604,007
Other comprehensive income, net of income tax					536,169	1,508,989	(645,835)		4,025,480	822,738			6,247,541		6,247,541
Total comprehensive income					536,169	1,508,989	(645,835)		4,025,480	822,738	17,604,007		23,851,548		23,851,548
Transfers to legal reserves				875,645							(875,645)
Dividend paid		88,763		(677,703)							(8,396,809)		(8,985,749)		(8,985,749)
Acquisition of treasury shares		(257,576)											(257,576)		(257,576)
Ending balance at Dec. 31, 2025	₺ 61,106,064	₺ (1,907,263)	₺ 54,892	₺ 46,148,427	₺ 465,143	₺ (7,349,596)	₺ 6,825,536	₺ (12,524,436)	₺ (25,049,441)	₺ (3,219,875)	₺ 194,783,618		₺ 259,333,069		₺ 259,333,069

[1]	Included in Reserves in the consolidated statement of financial position.